COVER	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Chevron Corporation
Amendment Flag	false
CIK	0000093410
The Plan
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Chevron Corporation
Amendment Flag	false
CIK	0000093410